Other Operating Expenses	12 Months Ended
Dec. 31, 2018
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Other Operating Expenses
10.	OTHER OPERATING EXPENSES

	Note	2016	2017	2018
Credit loss allowance and write-down of inventories		4,173	3,955	3,846
Commission and other service expenses		23,826	22,658	23,151
Advertising and promotion expenses		2,325	2,463	2,882
Internet access terminal maintenance expenses		3,857	3,547	3,358
Customer retention costs		3,775	3,987	4,085
Auditors’ remuneration		69	74	78
Property management fee		2,150	2,169	2,192
Office and administrative expenses		1,972	1,919	1,763
Transportation expense		1,676	1,642	1,565
Miscellaneous taxes and fees		1,375	1,251	1,387
Service technical support expenses		4,641	4,355	8,035
Repairs and maintenance expenses		852	824	770
Loss on disposal of property, plant and equipment	15	355	3,489	4,148
Others		3,539	4,833	5,301

		54,585	57,166	62,561